Note 10 - Staff Costs (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of sales, marketing, research, development, administration and operations expense [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Sales and marketing	285	154	185
Research and development	134	88	85
Administration and operations	55	41	45
TOTAL	474	283	315

Disclosure of employee benefits [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Wages and salaries	51,468	31,686	36,066
Share-based compensation	2,164	2,015	4,415
Social Security costs	4,301	2,138	2,579
Other pension costs	145	1	5
Staff Costs - Direct	58,078	35,840	43,065
Other employee benefits and costs	4,999	3,695	4,291
Costs allocated to internally-generated assets	(4,439)	(705)	(1,768)
INCLUDED IN LOSS FOR THE YEAR	58,638	38,830	45,588